Shareholder Report, Holdings (Details)	Nov. 30, 2025
Azoria 500 Meritocracy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Azoria 500 Meritocracy ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Azoria 500 Meritocracy ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Azoria 500 Meritocracy ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Azoria 500 Meritocracy ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Azoria 500 Meritocracy ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Azoria 500 Meritocracy ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Azoria 500 Meritocracy ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Azoria 500 Meritocracy ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Azoria 500 Meritocracy ETF | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Azoria 500 Meritocracy ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Azoria 500 Meritocracy ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Azoria 500 Meritocracy ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Azoria 500 Meritocracy ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Azoria 500 Meritocracy ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Azoria 500 Meritocracy ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Azoria 500 Meritocracy ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Azoria 500 Meritocracy ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Azoria 500 Meritocracy ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Azoria 500 Meritocracy ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Azoria 500 Meritocracy ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Azoria 500 Meritocracy ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Azoria TSLA Convexity ETF | U.S. Treasury Bill, 12/18/2025, 3.74% [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Azoria TSLA Convexity ETF | Tesla, Inc., Expiration: 6/17/2027; Exercise Price: $700.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Azoria TSLA Convexity ETF | Tesla, Inc., Expiration: 1/15/2027; Exercise Price: $690.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Azoria TSLA Convexity ETF | Tesla, Inc. Swap; Maturity Date: 09/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Azoria TSLA Convexity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Azoria TSLA Convexity ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Azoria TSLA Convexity ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Azoria TSLA Convexity ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%

[1]	Does not round to 0.1%.